Income taxes - Reconciliation of statutory tax rate to effective tax rate (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income/(loss) before tax		$ 31,583	$ (4,259)	$ 9,292
Calculated income tax at statutory rate		(7,053)	1,445	(2,284)
Calculated Norwegian Petroleum tax		(17,619)	(2,126)	(5,499)
Tax effect uplift		914	1,006	632
Tax effect of permanent differences regarding divestments		90	(9)	380
Tax effect of permanent differences caused by functional currency different from tax currency		150	(198)	8
Tax effect of other permanent differences		228	450	395
Recognition of previously unrecognised deferred tax assets		126	130	0
Change in unrecognised deferred tax assets		619	(1,685)	(974)
Change in tax regulations		4	(12)	(6)
Prior period adjustments		(88)	408	47
Other items including currency effects		(378)	(647)	(139)
Income tax expense		$ (23,007)	$ (1,237)	$ (7,441)
Effective tax rate		72.80%	(29.00%)	80.10%
Statutory tax rate		22.30%	33.90%	24.60%
Allowable uplift rate over a period of four years		5.20%
Unrecognised uplift credits		$ 272	$ 836
Uplift rate, for investments subject to transitional rules		7.50%
Uplift rate		24.00%	5.20%	5.30%
Norway [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Petroleum tax rate	(56.00%)	56.00%	56.00%
Minimum [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Uplift rate		20.80%
Minimum [member] | ForeignCountriesMember
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Statutory tax rate		22.00%